March 7, 2018

BNY MELLON FUNDS TRUST

BNY Mellon Large Cap Market Opportunities Fund

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

BNY Mellon Focused Equity Opportunities Fund

Supplement to Prospectus

dated December 29, 2017

Effective March 7, 2018, the following information supersedes and replaces any contrary information contained in the section of the fund's prospectus entitled "Fund Summary – BNY Mellon Large Cap Market Opportunities Fund - Portfolio Management":

Irene D. O'Neill, Donald M. Sauber and Thomas Lee are the primary portfolio managers responsible for the Focused Equity Strategy, the Large Cap Growth Strategy and the Large Cap Dividend Strategy.  Ms. O'Neill has held this position with respect to the Focused Equity Strategy and the Large Cap Growth Strategy since the fund's inception in July 2010 and with respect to the Large Cap Dividend Strategy since March 2012.  Mr. Sauber and Mr. Lee have each held this position since March 2018.  Ms. O'Neill is a managing director and senior portfolio manager of The Bank of New York Mellon.  Each of Mr. Sauber and Mr. Lee is a portfolio manager and senior equity analyst at BNY Mellon Wealth Management.  Ms. O'Neill, Mr. Sauber and Mr. Lee also are employees of The Dreyfus Corporation and manage the fund in their capacity as employees of The Dreyfus Corporation.

Effective March 7, 2018, the following information supersedes and replaces any contrary information contained in the section of the fund's prospectus entitled "Fund Summary – BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund - Portfolio Management":

Irene D. O'Neill, Donald M. Sauber and Thomas Lee are the primary portfolio managers responsible for the Large Cap Core Strategy, the Focused Equity Strategy, the Large Cap Growth Strategy and the Large Cap Dividend Strategy.  Ms. O'Neill has held this position with respect to the Large Cap Core Strategy, the Focused Equity Strategy and the Large Cap Growth Strategy since the fund's inception in July 2010 and with respect to the Large Cap Dividend Strategy since March 2012.  Mr. Sauber and Mr. Lee have each held this position since March 2018.  Ms. O'Neill is a managing director and senior portfolio manager of The Bank of New York Mellon.  Each of Mr. Sauber and Mr. Lee is a portfolio manager and senior equity analyst at BNY Mellon Wealth Management.  Ms. O'Neill, Mr. Sauber and Mr. Lee also are employees of The Dreyfus Corporation and manage the fund in their capacity as employees of The Dreyfus Corporation.

Effective March 7, 2018, the following information supersedes and replaces any contrary information contained in the section of the fund's prospectus entitled "Fund Summary – BNY Mellon Focused Equity Opportunities Fund - Portfolio Management":

Irene D. O'Neill, Donald M. Sauber and Thomas Lee are the fund's primary portfolio managers, a position Ms. O'Neill has held since the fund's inception in September 2009 and Mr. Sauber and Mr. Lee have each held since March 2018.  Ms. O'Neill is a managing director and senior portfolio manager of The Bank of New York Mellon.  Each of Mr. Sauber and Mr. Lee is a portfolio manager and senior equity analyst at BNY Mellon Wealth Management.  Ms. O'Neill, Mr. Sauber and Mr. Lee also are employees of The Dreyfus Corporation and manage the fund in their capacity as employees of The Dreyfus Corporation.

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Effective March 7, 2018, the following information supersedes and replaces any contrary information contained in the sections of the fund's prospectus entitled "Fund Details – Management – Portfolio Managers – BNY Mellon Large Cap Market Opportunities Fund", "– BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund" and "– BNY Mellon Focused Equity Opportunities Fund" and supplements the information contained in the section of the fund's prospectus entitled "– Biographical Information":

BNY Mellon Large Cap Market Opportunities Fund's primary portfolio managers are Irene D. O'Neill, Donald M. Sauber and Thomas Lee.

BNY Mellon Tax Sensitive Multi-Strategy Fund's primary portfolio managers are Irene D. O'Neill, Donald M. Sauber and Thomas Lee.

BNY Mellon Focused Equity Opportunities Fund's primary portfolio managers are Irene D. O'Neill, Donald M. Sauber and Thomas Lee.

Donald M. Sauber has been a primary portfolio manager of BNY Mellon Large Cap Market Opportunities Fund with respect to the Focused Equity Strategy, the Large Cap Growth Strategy and the Large Cap Dividend Strategy, of BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the Large Cap Core Strategy, the Focused Equity Strategy, the Large Cap Growth Strategy and the Large Cap Dividend Strategy, and of BNY Mellon Focused Equity Opportunities Fund since March 2018.  Mr. Sauber is a portfolio manager and senior equity analyst at BNY Mellon Wealth Management, which he joined in 2006.  Mr. Sauber is a member of the Large Cap Equity Team at BNY Mellon Wealth Management, and is a senior analyst for the Financial Services sector.

Thomas Lee has been a primary portfolio manager of BNY Mellon Large Cap Market Opportunities Fund with respect to the Focused Equity Strategy, the Large Cap Growth Strategy and the Large Cap Dividend Strategy, of BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund with respect to the Large Cap Core Strategy, the Focused Equity Strategy, the Large Cap Growth Strategy and the Large Cap Dividend Strategy, and of BNY Mellon Focused Equity Opportunities Fund since March 2018.  Mr. Lee is a portfolio manager and senior equity analyst at BNY Mellon Wealth Management, which he joined in 2005.  Mr. Lee is a member of the Large Cap Equity Team at BNY Mellon Wealth Management, and is a senior analyst for the Technology and Telecommunications sectors.

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